Note 13 - Stock-based Compensation	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]

13. Stock-Based Compensation

The Company maintains an equity incentive plan established in 2006, the 2006 Equity Incentive Plan (the “2006 Plan”). Under the 2006 Plan, the Company may grant incentive stock options, non-qualified stock options and restricted stock to eligible recipients under the Plan which include employees, directors and consultants. To date, the Company has issued only stock options and restricted stock. On January 1, 2016, the Company adopted the 2016 Equity Incentive Plan (the “2016 Plan”), which replaced, on a go forward basis, the 2006 Plan. All ungranted equity reserved for issuance and not subject to outstanding awards under the 2006 Plan were assumed by the 2016 Plan and no additional equity was to be granted under the 2006 Plan. On May 27, 2021, the Company’s board of directors approved the 2021 Equity Incentive Plan (the “2021 Plan”), which was later approved by the Company’s shareholders on June 30, 2021. On a going forward basis, all equity awards granted by the Company will be made pursuant to the 2021 Plan and no additional equity will be granted under the 2016 Plan, or, for the avoidance of doubt, the 2006 Plan. As of December 31, 2021, 43,238,067 common shares remained for future issuance under the Plans. All outstanding stock awards granted under the 2006 Plan and 2016 Plan will remain subject to the terms and conditions of the 2006 Plan and 2016 Plan, respectively, and the provisions of any award agreements made thereunder.

The Company records stock-based compensation in cost of revenue, sales and marketing, general and administrative and research and development. Stock-based compensation was included in the following line items:

	Year Ended December 31,
	2021	2020	2019
	(in thousands)
Cost of revenue	$3,477	$592	$415
Sales and marketing	15,906	19,973	8,166
General and administrative	24,063	12,916	5,034
Research and development	16,062	286	278
Total stock-based compensation	$59,508	$33,767	$13,893

Stock Options

The compensation costs for stock option awards are accounted for in accordance with ASC 718, Compensation-Stock Compensation. Stock options vest over a four-year period and expire on the tenth anniversary of the date of award. Certain of the Company’s stock option awards (the “Officer Awards”) included a provision that required the Company to redeem the vested portion of options at fair value in cash upon a separation of service initiated by the Company or upon death or disability of the holder. The Company determined that the redemption feature required the Officer Awards to be classified in mezzanine equity prior to the Business Combination. For share-based payment arrangements with employees, the amount presented in mezzanine equity at each balance sheet date was based on the redemption provisions of the instrument and adjusted for the proportion of consideration received in the form of employee services. The shares underlying the Officer Awards were puttable to the Company upon certain conditions, such as death or disability of the Officer Awards recipients, which the Company determined was not probable; therefore, the Company reclassified the grant-date intrinsic value to mezzanine equity as the awards vested. The Officer Awards were cancelled concurrent with the Business Combination. In exchange for the cancellation of the Officer Awards, the Company agreed to deliver to the holders of the Officer Awards a fixed amount of shares equal to the amount of shares the holders would have received if the Officer Awards were exercised on the date of the Business Combination in a net share settlement scenario. As a result, the Company will issue 3,592,504 shares. The shares issuable on July 1, 2022 in exchange for the cancelled Officer Awards is treated as modification of the original awards under ASC 718; however, no incremental value exists as a result of the modification. As a result of the cancellation of the original Officer Awards, the $1.7 million mezzanine balance was reclassified to permanent equity on July 1, 2021 and the Company recognized $3.5 million in previously unrecognized compensation costs.

The Company’s stock option awards granted to certain international employees (the "Legacy International options") contained a performance condition that stated that the awards are only exercisable if the Company’s common shares are publicly traded. When the exercise contingency was resolved upon completion of the Business Combination, the Legacy International Options were cancelled and replaced with new awards with substantially the same terms and conditions (the "International Options"). Prior to the Business Combination, no compensation expense related to the Legacy International Options was recognized, as the exercise contingency was not deemed probable until the occurrence of the Business Combination. Had the exercise contingency been deemed probable, the Legacy International Options would have been classified as liabilities. After the Business Combination vested International Options can be exercised utilizing broker-assisted settlements; therefore, the International Options are classified as equity. As a result of this change in classification, the Company calculated the fair value of the awards on July 1, 2021 for purposes of compensation expense. In the period the exercise contingency is resolved ASC 718 the immediate recognition of all previously unrecognized compensation since the original grant date. As a result, the Company recognized a one-time charge of $24.3 million in previously unrecognized compensation costs.

In 2020, the Company granted certain executives stock option awards that contain both service and performance vesting conditions (the “Time and Performance Based Options”). The Time and Performance Based Options were granted in three tranches (the "Time-Based Options," the "Performance-Based 1 Options," and the "Performance-Based II Options"). The Time-Based Option vests 25 percent one year after the grant date and, thereafter, in 12 successive equal quarterly installments measured from the first anniversary, subject to the grantee’s continuous service with the Company. The Performance-Based I Option vests contingent upon the Company meeting certain performance goals. These goals were considered met in 2021. The Performance-Based II Option vests contingent upon the grantee achieving certain goals. These goals were considered met on January 1, 2021. Both the Performance-Based I Option and Performance-Based II Option are subject to the grantee’s continuous service to the company.

On September 1, 2021, the Company granted 5,611,658 options under the 2021 Plan. The weighted-average grant date fair value of options granted in the years ended December 31, 2021, 2020 and 2019 was $4.09 per share, $1.63 per share, and $0.68 per share, respectively. The Company estimated the grant date fair value of these stock options and the International Options using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	July 1,	September 1,
	2021	2021
Expected term (in years)	2.77	6.11
Expected volatility	43.25%	43.31%
Risk-free rate	0.37%	0.94%
Dividend yield	—	—

To estimate the expected term of stock options, the Company considered the vesting term, contractual expiration period, and market conditions. Expected volatility is based on historical volatility of a group of peer entities. Dividend yields are based upon historical dividend yields. Risk-free interest rates are based on the implied yields currently available on U.S. Treasury zero coupon issues with a remaining term equal to the expected term. Based on these inputs, the grant-date fair value of the September 2021 granted options was determined to be $23.0 million.

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value
	(Aggregate Intrinsic Value figure presented in thousands)
Balance, January 1, 2019	23,326,692	0.96	6.12	—
Options granted	5,333,452	1.52	—	—
Options exercised	(451,953)	0.19	—	—
Options forfeited or expired	(2,501,900)	0.70	—	—
Balance, December 31, 2019	24,926,640	1.13	6.42	—
Options granted	11,537,242	3.91	—	—
Options exercised	(707,888)	0.77	—	—
Options forfeited or expired	(898,926)	1.32	—	—
Balance, December 31, 2020	34,857,068	2.05	6.89	—
Options granted	5,611,658	9.64	—	—
Options exercised	(5,141,331)	1.08	—	—
Options forfeited or expired	(4,847,078)	0.44	—	—
Balance, December 31, 2021	30,480,317	$3.87	2.83	$92,600

At December 31, 2021, the following table summarizes information about outstanding and exercisable stock options:

	Outstanding			Exercisable
Exercise Price	Stock Options	Weighted-Average Contractual Life	Weighted-Average Exercise Price	Stock Options	Weighted-Average Contractual Life	Weighted-Average Exercise Price
$ 0.03 - $ 1.34	6,634,833	4.69	$1.28	6,634,833	4.69	$1.28
$ 1.52 - $ 1.89	6,879,874	5.84	1.59	5,195,211	5.46	1.59
$ 3.90 - $ 9.64	16,965,610	8.96	5.80	3,545,801	8.61	3.90
	30,480,317	7.33	$3.87	15,375,845	5.85	$1.99

As of December 31, 2021 and December 31, 2020, there was $42.7 million and $18.4 million, respectively, in unrecognized compensation costs related to all non-vested awards.

At December 31, 2021, the Company had 30,480,317 options outstanding and 15,375,845 options exercisable with intrinsic values of $92.6 million and $66.1 million, respectively. During the year ended December 31, 2021, 5,141,331 options were exercised, with a total intrinsic value of $40.0 million.

Restricted Stock Units

In addition to Stock Options granted under the 2006 Plan, 2016 Plan and 2021 Plan, 5,445,542 Restricted Stock Units ("RSUs") were granted under the 2021 Plan on September 1, 2021. The compensation costs for stock option awards are accounted for in accordance with ASC 718, Compensation-Stock Compensation. RSUs vest over a four-year period and expire on the tenth anniversary of the date of award. The RSUs are measured at the fair market value of the underlying stock at the grant date. The weighted-average grant date fair value of RSUs granted in the year ended December 31, 2021 was $9.64.

For the year ended December 31, 2021, the Company recorded stock-based compensation expense of $6.2 million related to the RSUs granted under the 2021 Plan. As of December 31, 2021, there was $45.2 million in unrecognized compensation costs specific to the non-vested RSUs under the 2021 Plan.

Company Earn-Out RSUs

The compensation costs for Company Earn-Out RSUs are accounted for in accordance with ASC 718, Compensation-Stock Compensation. In order to capture the market conditions associated with the Company Earn-Out RSUs, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations that took different future price paths over the Sponsor Earn-Out RSUs’ contractual life based on the appropriate probability distributions. The fair value was determined by taking the average of the fair values under each Monte Carlo simulation trial. Under this approach, the grant-date fair value of the Company Earn-Out RSUs on July 1, 2021 was determined to be $2.5 million. The stock options underlying the Earn-Out RSUs vest over a four-year period and expire on the tenth anniversary of the date of award. If the contingent milestones of the Earn-Out RSUs are not met by the seventh anniversary of the Business Combination, the holders of the underlying stock options will not receive the Earn-Out RSUs. For the year ended December 31, 2021, the Company recorded stock-based compensation expense of $0.4 million related to these Earn-Out RSUs.

Put and Call Options

On December 26, 2019, the Company granted put options, to certain of the Company’s management, to request a redemption of 3,113,170 shares of Common Stock (“Modified Common Stock”) or 5,148,777 shares underlying options to acquire Common Stock (Modified Options, collectively, “Eligible Shares”) during the period from March 25, 2025 to April, 2025 (the “Settlement Period”) or, if earlier, the 30 day period following a Qualifying Termination for a redemption price per share equal to the fair market value, as determined by the AvePoint’s Board of Directors; provided, that if a redemption request is delivered following a Qualifying Termination, the Company shall pay the redemption price during the Settlement Period unless the holders of Series C Preferred Stock consent to the payment of the redemption price by the Company within the 30 day period following the Qualifying Termination. In addition, the Company has a right to purchase all or any portion of the Eligible Shares at any time for a purchase price per share equal to the fair market value.

Mezzanine equity classification is required if stock awards that would otherwise qualify for equity classification are subject to contingent redemption features that are not solely within the control of the issuer. The Company remeasures the Modified Common Stock at each balance sheet date based on the fair value of the Company’s shares and such remeasurements are reflected as an adjustment of the value in mezzanine equity. As of December 31, 2021 and December 31, 2020, the mezzanine equity balance related to the Modified Common Stock was $0 and $25.1 million, respectively. In 2019, the Company recorded a one-time stock-based compensation expense of $0.5 million, related to Modified Common Stock. These costs have been recorded in operating expenses in the consolidated statements of operations.

The fair values of Modified Options were estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions at July 1, 2021 and December 31, 2020:

July 1
2021
Expected term (in years)	4.10
Expected volatility	34.44%
Risk-free rate	0.79%
Dividend yield	—

At December 31, 2021 and December 31, 2020, the liability balance related to Modified Options was $0 and $36.8 million, respectively. For the years ended December 31, 2021 and 2020, the Company recorded stock-based compensation expenses of $11.8 million and $29.6 million, respectively, related to these options. These costs have been recorded in costs of revenue and operating expenses in the consolidated statements of operations.

During 2021 and 2020, 1,365,503 and 19,443, respectively, options included in Modified Options were exercised and during 2020, 60,000 restricted shares issued in exchange for the nonrecourse promissory note described above were settled. As a result of exercises of the Modified Options and issuance of restricted shares, during 2021 and 2020, $15.4 million and $5.8 million, respectively, of the liability balance related to Modified Options was reclassified to liability-classified outstanding shares within the six months from the time of exercise. During 2021 and 2020, $6.9 million and $0, respectively, of the liability balance for these outstanding shares was reclassified to mezzanine equity as a result of the completion of six months from the time of the exercise of 690,474 options. At July 1, 2021, the Business Combination date, and December 31, 2020, the liability balance related to this Modified Common Stock was $49.7 and $6.7 million, respectively. For the year ended December 31, 2021, the Company recorded stock-based compensation expense of $1.2 million and $0.9 million, respectively, related to this Modified Common Stock.

In connection with the Business Combination, the agreements creating the Modified Common Stock and Modified Options were terminated. As a result, the $39.3 million mezzanine balance and the $49.7 million liability balance were reclassified to permanent equity on July 1, 2021.